DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES, Foreign Exchange Contracts Designated as Hedging Instruments (Details) - Foreign Exchange Contract - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Derivative Financial Instruments and Hedging Activities [Abstract]
Derivative financial instruments	$ 2,747	$ 1,845
Derivative gross offset amount	0	0
Derivative net amounts of assets and liabilities	2,747	1,845
Derivatives designated as hedging instruments under ASC 815
Derivative Financial Instruments and Hedging Activities [Abstract]
Derivative financial instruments	2,747	1,845
Derivatives not designated as hedging instruments under ASC 815
Derivative Financial Instruments and Hedging Activities [Abstract]
Derivative financial instruments	0	0
Prepaid expenses and other current assets
Derivative Financial Instruments and Hedging Activities [Abstract]
Derivative financial instruments	2,747	1,845
Derivative gross offset amount	0	0
Derivative net amounts of assets and liabilities	2,747	1,845
Prepaid expenses and other current assets | Derivatives designated as hedging instruments under ASC 815
Derivative Financial Instruments and Hedging Activities [Abstract]
Derivative financial instruments	2,747	1,845
Prepaid expenses and other current assets | Derivatives not designated as hedging instruments under ASC 815
Derivative Financial Instruments and Hedging Activities [Abstract]
Derivative financial instruments	$ 0	$ 0